CONTRACTS IN PROGRESS (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Construction Contracts [Abstract]
Contract costs incurred to date	$ 12,052	$ 11,241
Profit recognized to date	191	203
Contract costs incurred and profit recognized (less recognized losses)	12,243	11,444
Less: progress billings	(12,544)	(11,692)
Contract work in progress (liability)	(301)	(248)
Comprising:
Amounts due from customers – work in progress	109	170
Amounts due to customers – creditors	(410)	(418)
Contract work in progress (liability)	$ (301)	$ (248)